STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (FY) (Parenthetical)	6 Months Ended
Dec. 31, 2020 shares
Public Shares [Member]
Stockholders' Equity
Units issued (in shares)	23,000,000